Cover	Jul. 15, 2019
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed for the purpose of reporting the amendment and restatement of the Agreement and Plan of Merger reported in the Current Report on Form 8-K filed by Prologis, Inc. and Prologis, L.P. on July 16, 2019. This Form 8-K/A amends the Current Report on Form 8-K filed by Prologis, Inc. and Prologis, L.P. on July 16, 2019.
Document Period End Date	Jul. 15, 2019
Entity File Number	001-13545
Entity Registrant Name	PROLOGIS, INC.
Entity Central Index Key	0001045609
Entity Tax Identification Number	94-3281941
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLD
Security Exchange Name	NYSE
Prologis L P [Member]
Document Information [Line Items]
Document Period End Date	Jul. 15, 2019
Entity File Number	001-14245
Entity Registrant Name	PROLOGIS, L.P.
Entity Central Index Key	0001045610
Entity Tax Identification Number	94-3285362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Pier 1
Entity Address, Address Line Two	Bay 1
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	394-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Prologis L P [Member] | Notes 1. 375 Percent Due 2020 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2020
Trading Symbol	PLD/20A
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 1. 375 Percent Due 2021 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2021
Trading Symbol	PLD/21
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3. 000 Percent Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2022
Trading Symbol	PLD/22
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3. 375 Percent Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2024
Trading Symbol	PLD/24
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 3. 000 Percent Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.000% Notes due 2026
Trading Symbol	PLD/26
Security Exchange Name	NYSE
Prologis L P [Member] | Notes 2. 250 Percent Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.250% Notes due 2029
Trading Symbol	PLD/29
Security Exchange Name	NYSE
Prologis L P [Member] | Floating Rate Notes Due 2020 [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due 2020
Trading Symbol	PLD/20B
Security Exchange Name	NYSE